Offerings - Offering: 1	Apr. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A shares representing limited liability company interests
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) Includes Class A shares representing limited liability company interests ("Class A shares") issuable upon exercise of the underwriters' option to purchase additional Class A shares, if any. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.